CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income/(loss) from operations	$ (42,556)	$ 18,738	$ 21,241
Less: net income/(loss) from discontinuing operations	(29,712)	22,929	21,241
Net loss from continuing operations	(12,844)	(4,191)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities of continuing operations:
Share-based compensation expense	712	219	0
Depreciation and amortization	103	97
Deferred taxes benefits	122	52
Gain/(loss) on disposal of property and equipment	(82)	28
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(999)	560
Operating lease right-of-use assets	801	860
Other non-current assets	5	91
Advances from students	12,293	2,856
Accrued expenses and other liabilities	2,236	(4,554)
Operating lease liabilities	(898)	(874)
Taxes payable	91	(127)
Amount due to related parties	389
Net cash (used in)/ provided by operating activities from continuing operations	1,929	(4,983)	0
Net cash provided by/ (used in) operating activities from discontinued operations	(47,630)	(100,046)	104,184
Net cash provided by/ (used in) operating activities	(45,701)	(105,029)	104,184
Cash flows from investing activities :
Purchases of property and equipment	(5)
Purchase of intangible assets		(118)
Placement of time deposits	(4,872)	(17,553)
Withdrawal of time deposits	17,614	23,317
Proceeds from disposal of property and equipment	106	1
Repayment of investment to China Mainland Business	(20,484)
Net cash provided by/ (used in) investing activities from continuing operations	(7,641)	5,647
Net cash (used in) /provided by investing activities from discontinued operations	10,149	92,661	(105,988)
Net cash (used in)/provided by investing activities	2,508	98,308	(105,988)
Cash flows from financing activities of continuing operations:
Proceeds from exercise of stock options		8
Funding provided by China Mainland Business		23,567
Net cash provided by financing activities from continuing operations		23,575
Net cash provided by/ (used in) financing activities from discontinued operations	20,484	(25,926)	1,288
Net cash provided by/ (used in) financing activities	20,484	(2,351)	1,288
Effect of exchange rate changes on cash and cash equivalents	(714)	618	1,418
Net increase (decrease) in cash and cash equivalents	(23,423)	(8,454)	902
Cash, restricted cash and cash equivalents at the beginning of the year	41,609	50,063	49,161
Cash, restricted cash and cash equivalents at the end of the year	18,186	41,609	50,063
Less: Cash, restricted cash and cash equivalents of discontinued operations		16,998	$ 50,063
Cash and cash equivalents at the end of the year from continuing operations	18,186	24,611
Supplemental disclosure of cash flow information from continuing operations
Cash paid for income taxes	56	84
Non-cash supplemental investing activities from continuing operations
Right-of-use assets obtained in exchange for operating lease liabilities	$ 863	$ 151